Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 6,594,524	$ 8,940,871
Restricted cash	769,263	2,198,786
Accounts receivable, net	8,462,413	9,454,474
Contract assets, net	731,642	465,717
Loan receivable, net	2,078,781	1,996,208
Marketable equity securities	7,281,188	4,980,098
Prepayments and other current assets, net	169,018	256,464
Total current assets	26,610,799	30,110,432
Non-current assets
Property, plant and equipment, net	4,376,114	4,320,685
Right-of-use assets	53,193	94,573
Total non-current assets	4,429,307	4,415,258
TOTAL ASSETS	31,040,106	34,525,690
Current liabilities
Accounts payable	6,724,438	10,292,377
Contract liabilities	275	25
Other payables and accrued liabilities	169,282	502,419
Lease liabilities – current	28,395	56,266
Borrowings	4,172,349	4,737,524
Warrant liabilities		22,383,800
Dividend payables	54,821	54,821
Total current liabilities	11,237,888	38,126,584
Non-current liability
Lease liabilities – non-current	24,798	39,177
Total non-current liability	24,798	39,177
TOTAL LIABILITIES	11,262,686	38,165,761
COMMITMENTS AND CONTINGENCIES
(DEFICIT) EQUITY
Ordinary shares, par value $0.0008 per share, 62,500,000 shares authorized including 50,000,000 Ordinary Shares and 12,500,000 Undesignated Shares; 8,623,102 and 15,376,572 issued and outstanding as of December 31, 2025 and June 30, 2026, respectively	12,301	6,898
Additional paid-in capital	44,834,785	11,350,850
Accumulated deficit	(25,146,282)	(15,081,537)
Accumulated other comprehensive loss	(41,439)	(41,439)
Total shareholders’ (deficit) equity	19,659,365	(3,765,228)
Non-controlling interest	118,055	125,157
TOTAL (DEFICIT) EQUITY	19,777,420	(3,640,071)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	31,040,106	34,525,690
Related Party
Current assets
Accounts receivable – related parties	523,970	878,876
Amount due from a related party, net		938,938
Current liabilities
Accounts payable – related parties	43,328	32,798
Amounts due to related parties	$ 45,000	$ 66,554